Income Taxes (Details 2) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Deferred tax assets (liabilities):
Net operating loss	$ 17,172	$ 14,213
Share-based compensation	726	3,992
Research and development tax credits	1,097	890
Suspended losses in iBio CMO	255	0
Basis in iBio CMO	145	0
Intangible assets	(219)	(188)
Vacation accrual and other	17	16
Valuation allowance	(19,193)	(18,923)
Total	$ 0	$ 0